Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 24,518	$ 20,665	$ 19,364
Non-current assets	48,501	61,021	56,177
Net income (loss)	(27,177)	(26,560)	(16,709)
Interest and accretion	854	396	419
Amortization and depreciation	5,735	6,685	3,769
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	12,556	9,365	6,816
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	10,867	9,450	9,429
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	389	618	572
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	482	630	1,540
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,138	1,025	1,481
Net income (loss)	(449)	(12,601)	(11,424)
Interest and accretion	231	19	51
Amortization and depreciation	687	720	778
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	80	89	76
Net income (loss)	(7,846)	(8,422)	(9,340)
Interest and accretion	4	39	258
Amortization and depreciation	11	14	56
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	22,261	40,406	41,355
Net income (loss)	(20,071)	(7,024)	(215)
Interest and accretion	0	20	3
Amortization and depreciation	2,422	2,543	0
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	22,022	19,501	13,265
Net income (loss)	1,189	1,487	4,270
Interest and accretion	619	318	107
Amortization and depreciation	2,615	3,408	2,935
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 224	$ 602	$ 1,007